PROPERTY AND EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 171	$ 0	$ 81	$ 538